Property and Equipment, net - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,924	$ 22,662	$ 23,052
Accumulated depreciation	(9,936)	(8,002)	(4,471)
Property and equipment, net	12,988	14,660	18,581
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,749	7,629	7,595
Finance lease assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,784	7,974	9,283
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	173	173
Company vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,397	2,102	1,389
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,401	1,401	1,401
Computers, software and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,128	3,091	2,865
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 292	$ 292	$ 346